PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 28, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Major classifications of property and equipment as of December 28, 2012 and December 30, 2011 were as follows (in thousands):

	Successor			Predecessor
	December 28, 2012			December 30, 2011
	Owned	Capital Leases	Total	Owned	Capital Leases	Total
Land	$696	$—	$696	$400	$—	$400
Building	5,859	—	5,859	9,017	—	9,017
Machinery and equipment	40,152	770	40,922	116,917	770	117,687
Office furniture and equipment	5,163	139	5,302	9,112	139	9,251
Vehicles	1,295	1,258	2,553	3,947	1,258	5,205
Leasehold improvements	12,365	—	12,365	22,994	—	22,994
Construction in Progress	77	—	77	65	—	65
	65,607	2,167	67,774	162,452	2,167	164,619
Less: Accumulated depreciation and amortization	(4,577)	(1,428)	(6,005)	(106,096)	(795)	(106,891)
	$61,030	$739	$61,769	$56,356	$1,372	$57,728

Property, Plant and Equipment Depreciation and Amortization Expense
Depreciation and amortization expense, including amounts for assets under capital leases, was as follows (in thousands):

	Successor	Predecessor
	For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012	For the fiscal year ended December 30, 2011	For the fiscal year ended December 31, 2010
Depreciation and amortization expense	$6,117	$13,135	$17,246	$14,703